Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2026	Mar. 31, 2025
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 42,292	¥ 46,381
Payables under securities lending transactions	1,252	737
Obligations to return securities received as collateral	8,468	6,047
Total	52,012	53,165
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	9,471	10,579
Payables under securities lending transactions	1,234	717
Obligations to return securities received as collateral	6,260	5,185
Total	16,965	16,481
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	28,467	29,902
Payables under securities lending transactions	18	3
Obligations to return securities received as collateral	173	399
Total	28,658	30,304
31 to 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,349	4,754
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	862	155
Total	4,211	4,909
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,005	1,146
Payables under securities lending transactions	0	17
Obligations to return securities received as collateral	1,173	308
Total	¥ 2,178	¥ 1,471